Convertible Preferred Shares - Additional Information (Detail) - Preferred Shares [Member] - $ / shares	May 18, 2023	Mar. 29, 2023	Jun. 30, 2024	Dec. 31, 2023
Disclosure of Preferred Shares Issued Pursuant To Subscription Agreement [Line Items]
Stock issued to Maxpro Investment Co., Ltd.		2,135,000
Number of shares outstanding			0	0
Conversion of preferred shares into common shares	$ 1.25
Conversion of convertible preferred A stock into common stock	2,668,750